Debt (Export credit facilities) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($) aircraft
Debt Instrument [Line Items]
Collateral (Number of aircraft) | aircraft	503
Export Credit Facilities [Member]
Debt Instrument [Line Items]
Debt instrument, collateral amount | $	$ 3,000,000
Collateral (Number of aircraft) | aircraft	71
Credit facility amount outstanding | $	$ 1,241,262
Export Credit Facilities [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument term	10 years
Export Credit Facilities [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument term	12 years
Export Credit Facilities [Member] | 2003 Airbus ECA Facility [Member]
Debt Instrument [Line Items]
Collateral (Number of aircraft) | aircraft	11
Floating rate tranches | $	$ 85,961
Export Credit Facilities [Member] | 2003 Airbus ECA Facility [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Spread over reference rate	0.43%
Export Credit Facilities [Member] | 2004 Airbus ECA Credit Facility, Floating Rate Tranche [Member]
Debt Instrument [Line Items]
Collateral (Number of aircraft) | aircraft	23
Floating rate tranches | $	$ 159,856
Export Credit Facilities [Member] | 2004 Airbus ECA Credit Facility, Floating Rate Tranche [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Spread over reference rate	1.49%
Export Credit Facilities [Member] | 2004 Airbus ECA Credit Facility, Fixed Rate Tranche [Member]
Debt Instrument [Line Items]
Collateral (Number of aircraft) | aircraft	8
Fixed rate tranches | $	$ 52,412
Stated interest rate	3.85%
Export Credit Facilities [Member] | 2008 Airbus ECA Credit Facility, Floating Rate Tranche [Member]
Debt Instrument [Line Items]
Collateral (Number of aircraft) | aircraft	2
Floating rate tranches | $	$ 73,118
Export Credit Facilities [Member] | 2008 Airbus ECA Credit Facility, Floating Rate Tranche [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Spread over reference rate	0.97%
Export Credit Facilities [Member] | 2008 Airbus ECA Credit Facility, Fixed Rate Tranche [Member]
Debt Instrument [Line Items]
Collateral (Number of aircraft) | aircraft	11
Fixed rate tranches | $	$ 241,682
Stated interest rate	2.70%
Export Credit Facilities [Member] | 2009 Airbus ECA Credit Facility, Floating Rate Tranche [Member]
Debt Instrument [Line Items]
Collateral (Number of aircraft) | aircraft	2
Floating rate tranches | $	$ 30,602
Export Credit Facilities [Member] | 2009 Airbus ECA Credit Facility, Floating Rate Tranche [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Spread over reference rate	1.11%
Export Credit Facilities [Member] | 2009 Airbus ECA Credit Facility, Fixed Rate Tranche [Member]
Debt Instrument [Line Items]
Collateral (Number of aircraft) | aircraft	2
Fixed rate tranches | $	$ 30,194
Stated interest rate	4.60%
Export Credit Facilities [Member] | Airbus ECA Capital Markets Facilities [Member]
Debt Instrument [Line Items]
Collateral (Number of aircraft) | aircraft	3
Fixed rate tranches | $	$ 89,806
Stated interest rate	3.60%
Export Credit Facilities [Member] | Other Airbus ECA Facilities [Member]
Debt Instrument [Line Items]
Collateral (Number of aircraft) | aircraft	5
Fixed rate tranches | $	$ 281,458
Stated interest rate	2.38%
Export Credit Facilities [Member] | 2010 Ex-Im Facilities [Member]
Debt Instrument [Line Items]
Collateral (Number of aircraft) | aircraft	2
Fixed rate tranches | $	$ 23,923
Stated interest rate	2.95%
Export Credit Facilities [Member] | 2012 Ex-Im Capital Markets Faciliy [Member]
Debt Instrument [Line Items]
Collateral (Number of aircraft) | aircraft	2
Fixed rate tranches | $	$ 172,250
Stated interest rate	1.49%